As filed with the Securities and Exchange Commission on November 20, 2019

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number: 811-23175

Matrix Advisors Funds Trust
(Exact name of registrant as specified in charter)

10 Bank Street, Suite 590
White Plains, NY 10606
(Address of principal executive offices) (Zip code)

David A. Katz
10 Bank Street, Suite 590
White Plains, NY 10606
 (Name and address of agent for service)

1 (800) 366-6223
Registrant's telephone number, including area code

Date of fiscal year end: June 30, 2020

Date of reporting period: September 30, 2019

Item 1. Schedule of Investments.

Matrix Advisors Dividend Fund
Schedule of Investments
September 30, 2019 (Unaudited)

Shares		Value

COMMON STOCKS - 98.5%
Bank (Money Center): 4.9%
6,700	JPMorgan Chase & Co.	$788,523

Bank (Regional): 7.9%
13,000	BB&T Corp.	693,810
4,000	The PNC Financial Services Group, Inc.	560,640
		1,254,450

Bank (Super Regional): 4.8%
15,200	Wells Fargo & Co.	766,688

Beverages: 2.5%
2,975	PepsiCo, Inc.	407,873

Biotechnology: 4.0%
10,000	Gilead Sciences, Inc.	633,800

Building Material and Supplies Dealers: 4.0%
2,750	The Home Depot, Inc.	638,055

Computer Peripherals: 1.5%
1,650	IBM	239,943

Computer Software and Services: 4.6%
5,250	Microsoft Corp.	729,908

Drug: 8.2%
10,000	AbbVie, Inc.	757,199
6,600	Merck & Co., Inc.	555,588
		1,312,787

Drug Store: 3.0%
7,500	CVS Health Corp.	473,025

Food Processing (Retail): 8.0%
10,800	General Mills, Inc.	595,296
10,700	Kellogg Co.	688,544
		1,283,840

Household Products: 4.5%
3,850	Kimberly-Clark Corp.	546,893
1,350	The Procter & Gamble Co.	167,913
		714,806

Insurance (Diversified): 3.9%
13,250	MetLife, Inc.	624,870

Manufacturing - Miscellaneous: 4.4%
8,500	Eaton Corp. Plc	706,775

Medical Supplies: 2.2%
2,700	Johnson & Johnson	349,326

Oil & Gas Services: 1.9%
8,800	Schlumberger Ltd.	300,696

Petroleum (Integrated): 4.4%
1,500	Exxon Mobil Corp.	105,915
9,900	Royal Dutch Shell Plc - ADR	593,010
		698,925

Petroleum (Producing): 3.3%
11,950	Occidental Petroleum Corp.	531,417

Telecommunication Services: 8.7%
18,000	AT&T, Inc.	681,120
11,800	Verizon Communications, Inc.	712,248
		1,393,368

Telecommunications (Equipment): 7.3%
13,200	Cisco Systems, Inc.	652,212
6,700	QUALCOMM, Inc.	511,076
		1,163,288

Transportation Services: 4.5%
5,950	United Parcel Service, Inc. - Class B	712,929

TOTAL COMMON STOCKS (Cost $13,889,812)		$15,725,292

SHORT-TERM INVESTMENTS - 1.3%
208,850	First American Government Obligations Fund, Class X - 1.87% *	208,850

TOTAL SHORT-TERM INVESTMENTS (Cost $208,850)		$208,850

TOTAL INVESTMENTS (Cost $14,098,662): 99.8%		15,934,142
Other Assets in Excess of Liabilities: 0.2%		32,056
TOTAL NET ASSETS: 100.0%		$15,966,198

ADR - American Depositary Receipt
* Rate quoted is seven-day yield at period end

Matrix Advisors Dividend Fund
	Level 1	Level 2	Level 3	Total

Equity
Common Stock*	$15,725,292	$-	$-	$15,725,292
Total Equity	15,725,292	-	-	15,725,292

Short-Term Investments	208,850	-	-	208,850
Total Investments in Securities	$15,934,142	$-	$-	$15,934,142

* See Funds' Schedule of Investments for Industry classifications.

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d‑15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Matrix Advisors Funds Trust

By   /s/ David A. Katz
        David A. Katz, President and Treasurer

Date   November 13, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By   /s/ David A. Katz
        David A. Katz, President and Treasurer

Date   November 13, 2019